UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
October 15, 2007 to November 15, 2007

Commission File Number of issuing entity: 333-130684-32

Morgan Stanley Capital I Trust 2007-IQ14
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-130684

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Morgan Stanley Mortgage Capital Holdings LLC (f/k/a Morgan Stanley Mortgage Capital Inc.)
LaSalle Bank National Association
Principal Commercial Funding II, LLC
Royal Bank of Canada
Prudential Mortgage Capital Funding, LLC
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

42-6668372
REMIC I, II, and III applied for, but not yet received from the I.R.S.
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes A-1, A-1A, A-2, A-2FL, A-3, A-AB, A-4, A-5FL, A-M, A-MFL, A-J, A-JFL, and B.	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒  No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The monthly distribution report for the period referenced above for the holders of Morgan Stanley Capital I Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14 is attached as Exhibit 99.1.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.

Beacon D.C. & Seattle Portfolio Loan
Property	Borrower Reported NOI (April 10, 2007 - September 30, 2007)
Wells Fargo Center	$7,728,547.81
Washington Mutual Tower(1)	$6,416,989.03
City Center Bellevue	$3,631,048.23
Sunset North	$4,367,134.29
Plaza Center and US Bank Tower	$3,561,667.83
Eastgate Office Park	$1,631,676.20
Lincoln Executive Center Buildings I, II, III, A&B	$1,848,546.64
Plaza East	$986,153.23
Key Center	$5,108,046.67
One, Two & Three Lafayette Centre	$7,529,712.53
Market Square(2)	$11,173,511.69
Army and Navy Club Building	$1,487,374.10
Liberty Place	$2,145,387.61
Reston Town Center(3)	$9,244,547.23
1616 North Fort Myer Drive	$3,115,420.93
1300 North Seventeenth Street(4)	$4,274,131.36
Booz Allen Complex	$7,652,932.60
Polk & Taylor Buildings	$10,345,419.13
American Center	$2,698,030.22
11111 Sunset Hills Road	$1,884,757.23
Total	$96,831,034.56

(1)
Represents a 62.8% interest in the Washington Mutual Tower property (in which an affiliate of the borrower is a 62.8% partner), prior to payment of approximately $3,605,875 of annual debt service ($2,264,490 based on a 62.8% pro-rata portion) on approximately $79,250,000 of existing debt ($49,769,000 based on a 62.8% pro-rata portion).

(2)
Represents a 100% interest In the Market Square property, prior to payment of existing debt to affiliates of the borrower, and prior to disbursement of 70% of cash flows after debt service to an affiliate of the borrower, and 30% to a non-affiliate.

(3)	Represents the Net Operating Income of the Reston Town Center property prior to payment of approximately $12,226,005 of annual debt service on approximately $211,250,000 of existing debt.
(4)	Represents the Net Operating Income of the 1300 North Seventeenth Street property prior to payment of approximately $4,754,630 of annual debt service on approximately $78,158, 299 of existing debt.

The Beacon D.C. & Seattle Portfolio mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the prospectus supplement for Morgan Stanley Capital I Trust 2007-IQ14, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14.  In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor, as provided by the related borrower, was $96,831,034.56 (on an actual basis without adjustment except as noted in the footnotes to the chart above) and $ $101,848,994.32 (on a CMSA normalized basis) for the period between the acquisition date, April 10, 2007, and the end of the third quarter, September 30, 2007.

The Cash Flow Assets and the Additional Property, as set forth in the prospectus supplement for Morgan Stanley Capital I Trust 2007-IQ14, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14 constitute a significant obligor but are not a significant obligor under Item 1101(k)(2) of Regulation AB. “Cash Flow Asset” means, with respect to a Cash Flow Property (as defined in the prospectus supplement for Morgan Stanley Capital I Trust 2007-IQ14, Commercial Mortgage Pass-Through Certificates-IQ14), a covenant to deposit portions of the related cash flow and additional collateral from such Cash Flow Property.  “Additional Property” means the Market Square property and the collateral related thereto, as set forth in the prospectus supplement for Morgan Stanley Capital I Trust 2007-IQ14, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14).  Total revenue, net operating income, total assets and total long-term obligations, required pursuant to Item 1112(b) of Regulation AB and Section 301 of Regulation S-K are displayed in the chart below:
Property Name	Borrower Reported Total Revenue(1)	Borrower Reported Net Operating Income(1)	Borrower Reported Total Assets(2)	Borrower Reported Long-Term Obligations(2)
Market Square	$18,559,701.64	$11,173,511.69	$520,588,248.52	$520,588,248.52
Washington Mutual Tower(3)	$9,795,568.87	$6,416,989.03	$311,028,890.30	$311,028,890.30
Reston Town Center	$14,902,870.96	$9,244,547.23	$428,004,254.14	$428,004,254.14
1300 North Seventeenth Street	$6,114,159.90	$4,274,131.36	$180,463,169.33	$180,463,169.33

(1)	According to the operating statements provided by the borrower for the period between the acquisition date, April 10, 2007 and the end of the third quarter, September 30, 2007.
(2)	According to the balance sheet provided by the related borrower dated September 2007.
(3)	Borrower Reported Total Revenue and Net Operating Income was adjusted to reflect a 62.8% interest in the operating statements provided for property owner, Third and University Limited Partnership.

Certain Financial Information including net operating income, net sales or operating revenues and income from continuing operations for the period between April 1, 2007 and April 10, 2007, (the “Non-Provided Information”).  The borrower did not own the Mortgaged Properties during the foregoing periods.  The Mortgaged Properties (or equity interests in the owners thereof) were acquired by the borrower on April 10, 2007 from EOP Operating Limited Partnership and/or affiliates or subsidiaries thereof (collectively, “EOP/Blackstone”).  The Depositor and its affiliates are not affiliated with the borrower or EOP/Blackstone and the borrower is not affiliated with EOP/Blackstone.  The Depositor and/or its affiliates have requested the Non-Provided Information from the borrower.  The borrower has informed the Depositor that the borrower does not possess the Non-Provided Information.

Item 7. Significant Enhancement Provider Information.
No updates to report.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a)
99.1 Monthly distribution report pursuant to Section 5.4 of the Pooling and Servicing Agreement for the period referenced above. The date and time stamp on the attached monthly distribution report is 13-Nov-2007 - 13:46.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
Date:	November 26, 2007
/s/ Anthony J. Sfarra
Anthony J. Sfarra
Vice President